EXCELSIOR FUNDS, INC.

Short-Term Government Securities Fund

Supplement dated January 28, 2008 to the

Statement of Additional Information, dated July 1, 2007,

as most recently supplemented through December 31, 2007

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be read in conjunction with the Statement of Additional Information.

Alexander D. Powers and Michael Zazzarino will no longer serve as portfolio managers of the Short-Term Government Securities Fund. Accordingly, the information with regard to Alexander D. Powers and Michael Zazzarino in the section entitled “Portfolio Managers” in the Statement of Additional Information is deleted.

Effective immediately, the following information is added to the sections entitled “Portfolio Managers” in the Statement of Additional Information:

1.	The following is added to the tables in the sections entitled “Management of Other Accounts” in the Statement of Additional Information:

	Number of Other Accounts Managed and Total Assets by Account Type $(000)			Number of Accounts and Total Assets for Which Advisory Fee is Performance Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Leonard Aplet*	14	9	119	—	—	—
	$5.43 billion	$1.56 billion	$6.83 billion	—	—	—

Ronald Stahl*	8	6	100	—	—	—
	$1.65 billion	$421 million	$7.32 billion	—	—	—

*	Account information is provided as of November 30, 2007.

2.	The following is added to the table in the section entitled “Compensation” in the Statement of Additional Information:

Portfolio Manager	Bonus Account(s)	Index Benchmark(s)
Leonard Aplet	Excelsior Short-Term Government Securities Fund	Lipper Short U.S. Government Funds Average

Ronald Stahl	Excelsior Short-Term Government Securities Fund	Lipper Short U.S. Government Funds Average

3.	The following is added to the tables in the section entitled “Ownership of Fund Securities” in the Statement of Additional Information:

Dollar Value of Shares Owned Beneficially* as of September 30, 2007
Manager	Fund	None	$1 – 10K	$10,001 – 50K	$50,001 – 100K	$100,001 – 500K	$500,001 – 1M	Above $1M
Leonard Aplet**	Short-Term Government Securities Fund	X

Ronald Stahl**	Short-Term Government Securities Fund	X

*	“Beneficial ownership” includes shares owned by an “immediate family member” (any child, stepchild, grandchild, parent, stepparent, grandparent, spouse, sibling, mother-in-law, father-in-law, son-in-law, daughter-in-law, brother-in-law, sister-in-law and adoptive relationships).
**	Account information is provided as of November 30, 2007.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

EXC-50/139216 -0108